Cover	12 Months Ended
Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 2 is being filed solely for the purpose of filing an updated exhibit to this registration statement on Form F-1, or the Registration Statement, and to amend and restate the exhibit index set forth in Part II of the Registration Statement. No changes have been made to the Registration Statement other than this explanatory note as well as revised versions of the cover page and exhibit index of the Registration Statement. This Post-Effective Amendment No. 2 does not contain copies of the prospectus included in the Registration Statement, which remains unchanged from the Registration Statement filed on May 2, 2025.
Entity Registrant Name	Ten-League International Holdings Limited
Entity Central Index Key	0001982012
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o 7 Tuas Avenue 2,
Entity Address, Postal Zip Code	639447
City Area Code	+65
Local Phone Number	6862 0769
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(212)
Local Phone Number	947-7200
Contact Personnel Name	Cogency Global Inc.